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1940 Act File No. 811-7440

July 8, 2019

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Dimensional Emerging Markets Value Fund
File No. 811-7440

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find Amendment No. 40 (the “Amendment”) to the Registration Statement of Dimensional Emerging Markets Value Fund (the “Fund”) on Form N-1A.

The Amendment is being filed to reflect a change in the Fund’s portfolio management team and to revise the “Portfolio Construction” section of the Part A of the Fund’s Registration Statement.

Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/ Jana Cresswell
Jana Cresswell

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